VALUE ADDED TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2021
VALUE ADDED TAXES RECOVERABLE
Schedule of value added taxes recoverable

	December 31,	December 31,
	2021	2020
Current portion	$16,776	$163
Long term portion	7,444	8,587
	$24,220	$8,750